PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT [Text Block]

8. PROPERTY AND EQUIPMENT

	Computer Hardware	Computer Software	Furniture & Fixtures	Leasehold Improvements	Total
Cost
Balance at January 1, 2018	$3,135	$2,209	$1,078	$1,214	$7,636
Additions	664	433	26	81	1,204
Balance at December 31, 2018	$3,799	$2,642	$1,104	$1,295	$8,840
Additions	705	409	103	14	1,231
Balance at December 31, 2019	$4,504	$3,051	$1,207	$1,309	$10,071

	Computer Hardware	Computer Software	Furniture & Fixtures	Leasehold Improvements	Total
Depreciation and impairment losses
Balance at January 1, 2018	$2,547	$1,967	$743	$251	$5,508
Depreciation for the year	369	263	110	239	981
Balance at December 31, 2018	$2,916	$2,230	$853	$490	$6,489
Depreciation for the year	537	326	108	240	1,211
Balance at December 31, 2019	$3,453	$2,556	$961	$730	$7,700
Carrying amounts
At December 31, 2018	$883	$412	$251	$805	$2,351
At December 31, 2019	$1,051	$495	$246	$579	$2,371